Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity - USD ($)	Total	Common Stock [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2017	$ 22,207	$ 25,000	$ (2,793)
Balance (in Shares) at Mar. 31, 2017		4,312,500
Cancellation of ordinary shares issued to initial shareholders	0	$ 0	0
Cancellation of ordinary shares issued to initial shareholder (in shares)s		(718,750)
Sale of 14,375,000 Units, net of underwriters discount and offering expenses	135,329,283	$ 135,329,283
Sale of 14,375,000 Units, net of underwriters discount and offering expenses (in shares)		14,375,000
Sale of 561,250 Private Units	5,612,500	$ 5,612,500
Sale of 561,250 Private Units (in shares)		561,250
Change in ordinary shares subject to redemption	(136,820,396)	$ (136,820,396)
Change in ordinary shares subject to redemption (in shares)		(13,438,929)
Net income	856,407		856,407
Balance at Mar. 31, 2018	5,000,001	$ 4,146,387	853,614
Balance (in Shares) at Mar. 31, 2018		5,091,071
Change in ordinary shares subject to redemption	(944,455)	$ (944,455)
Change in ordinary shares subject to redemption (in shares)		169,760
Net income	944,458		944,458
Balance at Mar. 31, 2019	$ 5,000,004	$ 3,201,932	$ 1,798,072
Balance (in Shares) at Mar. 31, 2019		5,260,831